Income Tax - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement
Current income tax charge/(benefit)
Statement of changes in equity
Income tax expense reported in equity